Derivative Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 $ / € contract	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk hedging
Fair value measurement hierarchy of the Group's assets and liabilities
Percentage below which the 3M EURIBOR rates is expected to fall causing hedging ineffectiveness	0.00%
Interest rate risk hedging | Interest rate Swap - EURIBOR 3M
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	2.83%	2.78%	2.81%
Interest rate risk hedging | Interest rate Swap - EURIBOR 3M | Minimum
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	2.10%
Interest rate risk hedging | Interest rate Swap - EURIBOR 3M | Maximum
Fair value measurement hierarchy of the Group's assets and liabilities
Average fixed rate of swap (in percent)	1.10%
Foreign currency risk hedging
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate	0.8586	0.9107	0.9187
Percentage of foreign exchange risk mitigated by the total coverage	42.00%
Foreign currency risk hedging | Zero cost collar contracts
Fair value measurement hierarchy of the Group's assets and liabilities
Number of zero cost collar contracts entered | contract	0
Foreign currency risk hedging | Zero cost collar contracts | Minimum
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate	0.8607
Foreign currency risk hedging | Zero cost collar contracts | Maximum
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate	0.9092